Fair Value of Financial Assets and Liabilities - Schedule of Fair Values of the Financial Assets and Liabilities that are not Recorded at Fair Value in the Statement of Financial Position (Details) - CLP ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Cash and due from banks [Member] | Book Value [Member[
Assets
Financial Assets	$ 2,699,076	$ 2,464,648
Cash and due from banks [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	2,699,076	2,464,648
Transactions in the course of collection [Member] | Book Value [Member[
Assets
Financial Assets	372,456	415,505
Transactions in the course of collection [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	372,456	415,505
Subtotal, assets [Member] | Book Value [Member[
Assets
Financial Assets	3,071,532	2,880,153
Subtotal, assets [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	3,071,532	2,880,153
Rights by resale agreements and securities lending [Member] | Book Value [Member[
Assets
Financial Assets	87,291	71,822
Rights by resale agreements and securities lending [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	87,291	71,822
Debt financial instruments [Member] | Book Value [Member[
Assets
Financial Assets	944,074	1,431,083
Debt financial instruments [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	892,550	1,368,416
Domestic banks [Member] | Book Value [Member[
Assets
Financial Assets	299,147
Domestic banks [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	299,147
Central Bank of Chile [Member] | Book Value [Member[
Assets
Financial Assets		2,100,933
Central Bank of Chile [Member] | Estimated Fair Value [Member]
Assets
Financial Assets		2,100,933
Foreign banks [Member] | Book Value [Member[
Assets
Financial Assets	366,568	417,657
Foreign banks [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	366,245	412,662
Subtotal, loans and advances to Banks [Member] | Book Value [Member[
Assets
Financial Assets	1,697,080	4,021,495
Subtotal, loans and advances to Banks [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	1,645,233	3,953,833
Commercial loans [Member] | Book Value [Member[
Assets
Financial Assets	19,893,412	19,770,403
Commercial loans [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	19,561,279	19,193,778
Residential mortgage loans [Member] | Book Value [Member[
Assets
Financial Assets	13,197,695	12,277,266
Residential mortgage loans [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	13,000,178	11,656,071
Consumer loans [Member] | Book Value [Member[
Assets
Financial Assets	5,151,755	4,893,418
Consumer loans [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	5,247,985	5,025,163
Subtotal, loans to customers, net [Member] | Book Value [Member[
Assets
Financial Assets	38,242,862	36,941,087
Subtotal, loans to customers, net [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	37,809,442	35,875,012
Total Assets [Member] | Book Value [Member[
Assets
Financial Assets	43,011,474	43,842,735
Total Assets [Member] | Estimated Fair Value [Member]
Assets
Financial Assets	42,526,207	42,708,998
Transactions in the course of payment [Member] | Book Value [Member[
Liabilities
Financial Liabilities	283,605	356,871
Transactions in the course of payment [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	283,605	356,871
Current accounts and other demand deposits [Member] | Book Value [Member[
Liabilities
Financial Liabilities	14,630,797	13,670,793
Current accounts and other demand deposits [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	14,630,797	13,670,793
Saving accounts and time deposits [Member] | Book Value [Member[
Liabilities
Financial Liabilities	14,345,223	15,538,196
Saving accounts and time deposits [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	14,346,676	15,536,406
Obligations by repurchase agreements and securities lending [Member] | Book Value [Member[
Liabilities
Financial Liabilities	109,794	157,173
Obligations by repurchase agreements and securities lending [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	109,794	157,173
Borrowings from financial institutions [Member] | Book Value [Member[
Liabilities
Financial Liabilities	1,103,468	5,360,715
Borrowings from financial institutions [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	1,071,097	5,152,776
Letters of credit for residential purposes [Member] | Book Value [Member[
Liabilities
Financial Liabilities	849	1,433
Letters of credit for residential purposes [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	946	1,533
Letters of credit for general purposes [Member] | Book Value [Member[
Liabilities
Financial Liabilities	1	11
Letters of credit for general purposes [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	1	12
Bonds [Member] | Book Value [Member[
Liabilities
Financial Liabilities	9,689,219	9,358,621
Bonds [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	9,596,699	9,090,188
Other financial obligations [Member] | Book Value [Member[
Liabilities
Financial Liabilities	284,479	339,305
Other financial obligations [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	284,479	339,327
Subtotal, financial liabilities at amortized cost [Member] | Book Value [Member[
Liabilities
Financial Liabilities	40,163,830	44,426,247
Subtotal, financial liabilities at amortized cost [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	40,040,489	43,948,208
Subordinate bonds [Member] | Book Value [Member[
Liabilities
Financial Liabilities	1,068,879	1,039,814
Subordinate bonds [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	1,057,509	1,035,801
Total Liabilities [Member] | Book Value [Member[
Liabilities
Financial Liabilities	41,516,314	45,822,932
Total Liabilities [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	$ 41,381,603	$ 45,340,880